LIQUIDITY (Details)	Jan. 28, 2021 USD ($) shares	Jun. 26, 2020 USD ($) $ / shares	May 21, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 CNY (¥)	Nov. 25, 2020 USD ($) $ / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2020 CNY (¥)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)
Short-term borrowings due to related parties				$ 33,019	¥ 215,699			¥ 200,000
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0925	$ 0.0925	$ 0.0925		$ 0.0925	$ 0.0925
Bank loan outstanding				$ 1,839,990	12,020,000			9,520,000
Proceeds from stock purchase agreement		$ 2,100,000	$ 2,100,000
Convertible Notes
Aggregate principal amount						$ 6,485,000
Conversion price per ordinary share (in dollars per share) | $ / shares						$ 0.71
Convertible Notes | Subsequent event
Shares issued upon conversion (in shares) | shares	9,225,338
Principal and interests amount of debt converted	$ 6,549,990
Related Party
Short-term borrowings due to related parties				1,838,333	12,009,174			10,230,746
Long-term borrowings from related parties				$ 1,197,937	¥ 7,825,695			¥ 8,226,599	$ 1,200,000	¥ 7,800,000